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                      MERRILL LYNCH LIFE INSURANCE COMPANY

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                                RETIREMENT PLUS
                                RETIREMENT POWER
                              RETIREMENT OPTIMIZER

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
                                RETIREMENT PLUS

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
                                CONSULTS ANNUITY

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
                                  IRA ANNUITY


                         SUPPLEMENT DATED JUNE 21, 2004
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2004


This supplement describes a change to the free look provision for the variable annuity contracts listed above (collectively, the "Contracts") issued by Merrill Lynch Life Insurance Company ("we" or "us") in California on or after June 21, 2004.

In California, for contract owners who are 60 years of age or older, we will allocate all premiums to the ML Domestic Money Market Subaccount (for all Contracts except the IRA Annuity) or to the Ready Assets Subaccount (for IRA Annuity Contracts) for the first 35 days following the contract date, unless the contract owner directs us at the time of application to immediately invest the premiums in other subaccount(s). If the contract owner directs us to invest their premiums in other subaccount(s), we will allocate the premiums accordingly.

If the Contract is returned during the first 35 days following the contract date, the amount that we refund depends on whether or not the contract owner directed us at the time of application to immediately invest the premiums in subaccount(s) other than the ML Domestic Money Market Subaccount or the Ready Assets Subaccount. If the contract owner directed us at the time of application to immediately invest the premiums in other subaccount(s), we will refund the contract value as of the date the Contract is returned, which could be less than the premiums the contract owner paid, depending on the performance of the selected subaccount(s). Otherwise, we will refund all premiums paid into the Contract as of the date the Contract is returned.

THIS PROVISION APPLIES ONLY TO CONTRACTS ISSUED IN CALIFORNIA ON OR AFTER JUNE 21, 2004 TO CONTRACT OWNERS 60 YEARS OF AGE OR OLDER. IT DOES NOT APPLY TO CONTRACTS PURCHASED OUTSIDE OF CALIFORNIA OR PRIOR TO JUNE 21, 2004 OR TO CONTRACT OWNERS IN CALIFORNIA UNDER AGE 60.

                                     * * *

Please retain this supplement with your Prospectus for reference. For additional information, please contact your Financial Advisor or call the Service Center at (800) 535-5549.